Concentration of risk	9 Months Ended
Mar. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of risk

Note 18 - Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of March 31, 2024 and June 30, 2023, $2,714,724 and $3,735,642, respectively, were deposited with various major financial institutions in the United States and PRC. Accounts at each institution in the United States are insured by the Federal Deposit Insurance Corporation (FDIC) for up to $250,000. The Company had approximately $1.1 million and $2.7 million, respectively, in excess of the FDIC insurance limit, as of March 31, 2024 and June 30, 2023.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposing the Company to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

The business of DHS, the Company’s VIE, may be impacted by Chinese economic conditions, changes in regulations and laws, and other uncertainties.

Customer and vendor concentration risk

For the nine months ended March 31, 2024 and 2023, Amazon Vendor and Amazon Seller customers accounted for 91% and 91% of the Company's total revenues, respectively. As of March 31, 2024 and June 30, 2023, accounts receivable from Amazon Vendor and Amazon Seller accounted for 91% and 95% of the Company’s total accounts receivable, respectively.

For the nine months ended March 31, 2024 and 2023, two suppliers accounted for 19% (10% and 9%) and 39% (28% and 11%) of the Company's total purchases, respectively. As of March 31, 2024 and June 30, 2023, accounts payable to two suppliers accounted for 45% (36% and 9%) and 55% (49% and 6%) of the Company’s total accounts payable, respectively.